Income Taxes (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carry forwards	$ 1,725,000	$ 1,701,000	$ 1,516,900
Net deferred tax assets before valuation allowance	1,725,000	1,701,000	1,516,900
Less: Valuation allowance	(1,725,000)	(1,701,000)	(1,516,900)
Net deferred tax assets